Goodwill and Other Intangible Assets - Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 69.4	$ 73.8
Accumulated Amortization	(50.3)	(45.3)
Net Carrying Amount	19.1	28.5
Amortization of intangible assets	3.6	4.2	$ 5.5
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2017	2.4
2018	2.1
2019	1.8
2020	1.7
2021	1.4
Indefinite-lived trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	7.5	9.0
Accumulated Amortization	0.0	0.0
Net Carrying Amount	7.5	9.0
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	50.2	54.4
Accumulated Amortization	(43.5)	(40.0)
Net Carrying Amount	6.7	14.4
Finite-lived trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1.3	1.1
Accumulated Amortization	(1.2)	(0.9)
Net Carrying Amount	0.1	0.2
Amortization of intangible assets	3.6
Other contract-related assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6.7	5.6
Accumulated Amortization	(2.4)	(1.5)
Net Carrying Amount	4.3	4.1
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3.7	3.7
Accumulated Amortization	(3.2)	(2.9)
Net Carrying Amount	0.5	$ 0.8
India | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Impairment charge	$ 6.5